RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 8 — RELATED PARTY TRANSACTIONS

a. Due to a related party

As of June 30, 2022 and December 31, 2021, balance due to a related party, Ms. Ngai Ngai Lam, CEO and Chairwoman of the Company, amounted to $22,852 and $23,557, respectively. This borrowing was used for working capital during the Company’s normal course of business and was non-interest bearing and due on demand.

b. Significant payments made by a related party

In December 2020, Ms. Ngai Ngai Lam, CEO and Chairwoman of the Company made a payment of RMB6,895,860 (approximately $1.1 million) to FMP on behalf of the Company. The Company fully repaid this balance to Ms. Lam on December 30, 2020. Consequently, none of these payments were reflected in the Company’s consolidated balance sheets as of December 31, 2020 and the payments made by the Company has no impact over the Company’s unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2022.